Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Revenue
Schedule of revenue by type and collaboration partner under agreements

	6 Months Ended	6 Months Ended
	June 30, 2021	June 30, 2020
(DKK million)
Revenue by type:
Royalties	2,595	1,738
Reimbursement revenue	227	175
Milestone revenue	731	32
License revenue	—	4,398

Total	3,553	6,343

Revenue by collaboration partner:
Janssen	2,846	1,652
AbbVie	245	4,398
Roche	162	83
Seagen	56	99
BioNTech	171	76
Novartis	73	9
Other collaboration partners	—	26

Total	3,553	6,343